Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Mar. 07, 2024 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

As required by Item 402(x) of Regulation S-K, the following table presents information regarding stock options granted to our NEOs in 2024 during any period beginning four business days before the filing of Form 10-K or Form 10-Q, or the filing or furnishing of a Form 8-K that discloses material nonpublic information (other than a Form 8-K disclosing a material new option grant under Item 5.02(e)), and ending one business day after the filing or furnishing of such report with the SEC.

	Grant date(1)	Number of securities underlying the award	Exercise price per share	Grant Date fair value of the award

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Brian M. Culley	3/7/2024	1,900,000	$1.13	$1,502,900	15.0%
Jill A. Howe	3/7/2024	650,000	$1.13	$514,150	15.0%
George A. Samuel III	3/7/2024	650,000	$1.13	$514,150	15.0%

(1)
Each stock option vests with respect to 25% of the number of shares subject to such stock option one year following the grant date and the balance vests in 36 monthly installments thereafter, in each case, subject to the recipient’s continuous service.

Award Timing Method	Historically, annual equity grants to our employees, including our executive officers, typically are reviewed and approved on or around the time of our Board’s first regularly scheduled meeting each year as part of our annual compensation review cycle, which usually occurs in late February or early March of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Brian M Culley [Member]
Awards Close in Time to MNPI Disclosures
Name		Brian M. Culley
Underlying Securities | shares		1,900,000
Exercise Price | $ / shares		$ 1.13
Fair Value as of Grant Date | $		$ 1,502,900
Underlying Security Market Price Change | Rate		15.00%
Jill A Howe [Member]
Awards Close in Time to MNPI Disclosures
Name		Jill A. Howe
Underlying Securities | shares		650,000
Exercise Price | $ / shares		$ 1.13
Fair Value as of Grant Date | $		$ 514,150
Underlying Security Market Price Change | Rate		15.00%
George A Samuel III [Member]
Awards Close in Time to MNPI Disclosures
Name		George A. Samuel III
Underlying Securities | shares		650,000
Exercise Price | $ / shares		$ 1.13
Fair Value as of Grant Date | $		$ 514,150
Underlying Security Market Price Change | Rate		15.00%